Inventories (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Percentage of LIFO Inventory	60.00%	60.00%	60.00%
Raw materials	$ 2,986	$ 2,966	$ 3,573
Work-in-process	2,455	2,589	2,920
Finished goods	6,504	6,785	8,767
Supplies	260	285	287
Total inventories	12,205	12,625	15,547
Long-term material purchase obligations	2,142
Liquidation of LIFO layers effect on cost of goods sold		115
Liquidation of LIFO layers effect on profit		$ 81
Liquidation of LIFO layers effect on profit per share		$ 0.12